CORNERCAP GROUP OF FUNDS

CORNERCAP BALANCED FUND CORNERCAP SMALL-CAP VALUE FUND CORNERCAP LARGE/MID-CAP VALUE FUND

Supplement to Prospectus Dated July 29, 2014 as Supplemented April 1, 2015

This Supplement to the Prospectus (“Prospectus”) dated July 29, 2014 as supplemented April 1, 2015 for the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Large/Mid-Cap Value Fund (each a “Fund,” collectively, the “Funds”), each a series of CornerCap Group of Funds, updates the Prospectus to include revised information as described below. Please keep this supplement for future reference.

CornerCap Balanced Fund

The second paragraph in the “Principal Investment Strategies” section on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $3 billion, but less than $10 billion) that the Adviser believes are attractively valued relative to their growth potential or are undervalued in the market. To select stocks and other equity securities for the Balanced Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

CornerCap Small-Cap Value Fund

The first paragraph in the “Principal Investment Strategies” section on page 6 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Small-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. A secondary objective is to generate income from dividends or interest on securities. The Small-Cap Value Fund normally invests more than 80% of its net assets (determined at the time of investment based on net assets, including borrowings for investment, if any) in equity securities of small-cap U.S. companies (defined by the Adviser as stocks with a market capitalization of less than $3 billion). Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential or are undervalued in the market. To select stocks and other equity securities for the Small-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

CornerCap Large/Mid-Cap Value Fund

The second paragraph in the “Principal Investment Strategies” section on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $3 billion but less than $10 billion) that the Adviser believes are attractively valued relative to their growth potential or are undervalued in the market. To select stocks and other equity securities for the Large/Mid-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The second paragraph under the heading “LARGE/MID-CAP VALUE FUND” beginning on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

INVESTMENT STRATEGY: The Large/Mid-Cap Value Fund typically invests 80% (determined at the time of investment based on net assets, including borrowings for investment, if any) of its assets in common stocks that the Adviser believes are attractively valued relative to their growth potential or are undervalued or temporarily out of favor in the market. The Fund will invest in mid-cap stocks, defined by the Adviser as stocks with a market capitalization of at least $3 billion but less than $10 billion, and large-cap stocks, defined by the Adviser as stocks with a market capitalization of $10 billion or greater.